UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 31, 2009"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  February 10, 2010. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			9

"Form13F Information Table Value Total:     $121,634 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
ATHERSYS INC            	04744l106 492       119,207SH	SOLE	  119,207
NORTHSTAR RLTY FIN CORP 	66704R100 118  	     34,474sH	SOLE	   34,474
CADENCE DESIGN SYS INC		127387108 255	     42,624SH	SOLE	   42,624
BGC PARTNERS INC CL A    	05541T101 4,620   1,000,000SH	SOLE    1,000,000
ISHARES TR MSCI EMERGING MKTS	464287234 840        20,244SH	SOLE	   20,244
TR MSCI EAFE INDEX FD 		464287465 111,149 2,010,646SH	SOLE    2,010,646
NATIONAL OILWELL VARCO          637071101 2,451      55,584SH   SOLE       55,584
PACIFIC ASIA PETROLEUM          693864100 971       208,000SH   SOLE      208,000
INFINERA CORP                   45667G103 163        18,398SH   SOLE       18,398